Business Combinations and Divestitures - LeanIX Acquisition (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 07, 2023	Sep. 07, 2023
Recognized Assets and Liabilities
Revenue		€ 31,207	€ 29,520	€ 26,953
Profit after tax	[1]	5,964	€ 1,708	€ 5,376
LeanIX
Business Combinations
Percentage of interest acquired						100.00%
Consideration transferred					€ 1,231
Recognized Assets and Liabilities
Intangible assets					476
Other identifiable assets					102
Total identifiable assets					578
Other identifiable liabilities					214
Total identifiable liabilities					214
Total identifiable net assets					364
Goodwill					867
Total consideration transferred					€ 1,231
Revenue		31,207
Revenue from acquisitions		10
Profit after tax		5,964
Profit after tax from acquisitions		€ (8)

[1]	From continuing and discontinued operations